Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Concentration Risk [Line Items]
Concentration of risk description	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets
Geographic Concentration Risk | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	71.00%	69.00%
Transportation equipment | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	10.90%	10.90%
Consumer - Real Estate Loans | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	11.60%	11.90%
Japan | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 8,343	¥ 7,855
United States | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,389	¥ 1,507